Taxation (Tables)	6 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the six months ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Income tax expense computed at applicable tax rates	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(154.3)%	(14.2)%
Non-deductible expenses	(15.2)%	62.3%
Change of valuation allowance	144.2%	(80.1)%
Effective tax rate	(0.4)%	(7.0)%

Schedule of Provisions for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current income tax expense	$383	$14,508
Deferred tax expense	187	-
Income tax provision	$570	$14,508

Schedule of Deferred Tax Assets

The following table presents the significant components of the Company’s deferred tax assets for the periods presented:

	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)
Deferred tax assets
Net operating loss carryforwards	$563,445	$776,310
Allowance for credit losses	42	6
Less: valuation allowances	(563,487)	(776,316)
Total deferred tax assets	$-	$-

Deferred tax liabilities
Operating lease liabilities	$(371)	$(748)
Right-of-use assets	709	902
Total deferred tax liabilities	$338	$154